Lease - Schedule of Lease Right-of-use Assets (Details)	12 Months Ended
Mar. 31, 2026 USD ($)
Schedule of Lease Right of Use Assets [Abstract]
Lease right-of-use assets, net as of March 31, 2025	$ 482,489
Addition during the fiscal year ended March 31, 2026	503,561
Right-of-use assets modification	(6,793)
Right-of-use assets amortization	(600,581)
Foreign currency translation adjustments	(3,219)
Lease right-of-use assets, net as of March 31, 2026	$ 375,457